Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of detailed income taxes

For the year ended December 31,
(M$)	2023	2022	2021
Current income taxes	(12,745)	(19,825)	(8,158)
Deferred income taxes	(556)	(2,417)	(1,429)
TOTAL INCOME TAXES	(13,301)	(22,242)	(9,587)

Schedule of deferred tax balances, including balance sheet presentation and analysis of variation

As of December 31,
(M$)	2023	2022	2021
Net operating losses and tax carry forwards	3,098	3,600	5,129
Employee benefits	415	409	586
Other temporary non-deductible provisions	7,569	8,813	8,235
Differences in depreciations	(15,443)	(14,692)	(15,233)
Other temporary tax deductions	(3,909)	(4,102)	(4,221)
NET DEFERRED TAX LIABILITY	(8,270)	(5,972)	(5,504)

As of December 31,
(M$)	2023	2022	2021
Deferred tax assets	3,418	5,049	5,400
Deferred tax liabilities	(11,688)	(11,021)	(10,904)
NET AMOUNT	(8,270)	(5,972)	(5,504)

As of December 31,
(M$)	2023	2022	2021
Opening balance	(5,972)	(5,504)	(3,310)
Deferred tax on income	(556)	(2,417)	(1,429)
Deferred tax on shareholders’ equity (a)	(741)	1,353	(546)
Changes in scope of consolidation and others	(1,102)	218	(315)
Currency translation adjustment	101	378	96
CLOSING BALANCE	(8,270)	(5,972)	(5,504)
(a)

This amount includes mainly deferred taxes on actuarial gains and losses, current income taxes and deferred taxes for changes in fair value of investments inequity instruments, as well as deferred taxes related to the cash flow hedge (see Note 9 to the Consolidated Financial Statements).

Reconciliation between provision for income taxes and pre-tax income

For the year ended December 31,
(M$)	2023	2022	2021
Consolidated net income	21,510	21,044	16,366
Income taxes	13,301	22,242	9,587
Pre-tax income	34,811	43,286	25,953
French statutory tax rate	25.83%	25.83%	28.41%
Theoretical tax charge	(8,992)	(11,181)	(7,373)
Difference between French and foreign income tax rates	(5,925)	(9,625)	(3,754)
Tax effect of equity in income (loss) of affiliates	477	(489)	977
Permanent differences	800	(676)	738
Adjustments on prior years income taxes	54	64	109
Adjustments on deferred tax related to changes in tax rates	216	(610)	(119)
Variation of deferred tax assets not recognized	69	275	(165)
INCOME TAXES IN THE STATEMENT OF INCOME	(13,301)	(22,242)	(9,587)

Schedule of net operating losses and carried forward tax credits by expiration and main countries

As of December 31,
(M$)	2023	2022	2021
2022	–	–	27
2023	–	4	1
2024	2	2	5
2025	2	4	25
2026(a)	8	8	1,652
2027(b)	3	1,220	–
2028 and after	1,201	–	–
Unlimited	1,882	2,362	3,419
TOTAL	3,098	3,600	5,129

(a)	2026 and after for 2021.
(b)	2027 and after for 2022.

As of December 31, 2023 the schedule of deferred tax assets related to carried forward tax credits on net operating losses for the main countries is as follows:

	Tax
As of December 31, 2023				United
(M$)	Kazakhstan	France	Australia	States
2024	–	–	–	–
2025	–	–	–	–
2026	–	–	–	–
2027	–	–	–	–
2028 and after	2	–	–	322
Unlimited	834	732	667	338
TOTAL	836	732	667	660